FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - LEVEL 3 INSTRUMENTS FAIR VALUE MEASUREMENTS (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Opening Balance	$ 0.2	$ 2.0
Total Gains (Losses) Included in Net Income	0.0	0.0
Total Gains (Losses) Included in Surplus	0.0	0.0
Purchases	0.0	0.0
Sales	0.0	(1.8)
Closing Balance	0.2	0.2
Industrial and Miscellaneous
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Opening Balance	0.2
Total Gains (Losses) Included in Net Income	0.0
Total Gains (Losses) Included in Surplus	0.0
Purchases	0.0
Sales	0.0
Closing Balance	0.2	0.2
Commercial Mortgage-Backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Opening Balance	$ 0.2	2.0
Total Gains (Losses) Included in Net Income		0.0
Total Gains (Losses) Included in Surplus		0.0
Purchases		0.0
Sales		(1.8)
Closing Balance		$ 0.2